Summary of Significant Accounting Policies (policies)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies disclosure
Accounting Policies, Basis of Presentation [Policy Text Block]

Basis of Presentation

The consolidated financial statements include the accounts of The Travelers Companies, Inc. (together with its subsidiaries, the Company).  The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and claims and expenses during the reporting period.  Actual results could differ from those estimates.  Certain reclassifications have been made to the 2015 and 2014 financial statements to conform to the 2016 presentation.  All material intercompany transactions and balances have been eliminated.

Accounting Policies, Adoption of Accounting Standards [Policy Text Block]

Adoption of Accounting Standards

Compensation — Stock Compensation: Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period

In June 2014, the Financial Accounting Standards Board (FASB) issued updated guidance to resolve diversity in practice concerning employee share-based payments that contain performance targets that could be achieved after the requisite service period.  The updated guidance requires that a performance target that affects vesting and that can be achieved after the requisite service period be treated as a performance condition. As such, the performance target that affects vesting should not be reflected in estimating the fair value of the award at the grant date. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the periods for which service has been rendered. If the performance target becomes probable of being achieved before the end of the service period, the remaining unrecognized compensation cost for which requisite service has not yet been rendered is recognized prospectively over the remaining service period. The total amount of compensation cost recognized during and after the service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest.  The updated guidance was effective for reporting periods beginning after December 15, 2015. The adoption of this guidance did not have a material effect on the Company’s results of operations, financial position or liquidity.

Presentation of Financial Statements: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern

In August 2014, the FASB issued guidance to address the diversity in practice in determining when there is substantial doubt about an entity’s ability to continue as a going concern and when an entity must disclose certain relevant conditions and events.  The new guidance requires an entity to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued).  The new guidance allows the entity to consider the mitigating effects of management’s plans that will alleviate the substantial doubt and requires certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans.  If conditions or events raise substantial doubt that is not alleviated, an entity should disclose that there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued), along with the principal conditions or events that raise substantial doubt, management’s evaluation of the significance of those conditions or events in relation to the entity’s ability to meet its obligations and management’s plans that are intended to mitigate those conditions.  The updated guidance was effective for annual periods ending after December 15, 2016, and interim and annual periods thereafter.  The adoption of this guidance did not have any effect on the Company’s results of operations, financial position or liquidity.

Derivatives and Hedging: Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity

In November 2014, the FASB issued updated guidance to clarify when the separation of certain embedded derivative features in a hybrid financial instrument that is issued in the form of a share is required. That is, an entity will continue to evaluate whether the economic characteristics and risks of the embedded derivative feature are clearly and closely related to those of the host contract. Specifically, the updated guidance clarifies that an entity should consider all relevant terms and features, including the embedded derivative feature being evaluated for bifurcation, in evaluating the nature of the host contract.

Furthermore, the amendments clarify that no single term or feature would necessarily determine the economic characteristics and risks of the host contract. Rather, the nature of the host contract depends upon the economic characteristics and risks of the entire hybrid financial instrument. The updated guidance was effective for reporting periods beginning after December 15, 2015.  The adoption of this guidance did not have a material effect on the Company’s results of operations, financial position or liquidity.

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued updated guidance that makes targeted amendments to the current consolidation accounting guidance. The update is in response to accounting complexity concerns, particularly from the asset management industry. The guidance simplifies consolidation accounting by reducing the number of approaches to consolidation, provides a scope exception to registered money market funds and similar unregistered money market funds and ends the indefinite deferral granted to investment companies from applying the variable interest entity guidance.  The updated guidance was effective for reporting periods beginning after December 15, 2015. The adoption of this guidance did not have a material effect on the Company’s results of operations, financial position or liquidity.

Interest — Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs

In April 2015, the FASB issued updated guidance to clarify the required presentation of debt issuance costs.  The updated guidance requires that debt issuance costs be presented in the balance sheet as a direct reduction from the carrying amount of the recognized debt liability, consistent with the treatment of debt discounts.  Amortization of debt issuance costs is to be reported as interest expense.  The recognition and measurement guidance for debt issuance costs are not affected by the updated guidance.  The updated guidance was effective for reporting periods beginning after December 15, 2015.  The updated guidance is consistent with the Company’s accounting policy and its adoption did not have any effect on the Company’s results of operations, financial position or liquidity.

Business Combinations: Simplifying the Accounting for Measurement-Period Adjustments

In September 2015, the FASB issued updated guidance regarding business combinations that requires an acquirer to recognize post-close measurement adjustments for provisional amounts in the period the adjustment amounts are determined rather than retrospectively.  The acquirer is also required to recognize, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the provisional amount, calculated as if the accounting had been completed at the acquisition date. The updated guidance is to be applied prospectively effective for reporting periods beginning after December 15, 2015.  In connection with business combinations which have already been completed, the adoption of this guidance did not have a material effect on the Company’s results of operations, financial position or liquidity.

Compensation — Stock Compensation: Improvements to Employee Share-Based Payment Accounting

In March 2016, the FASB issued updated guidance to simplify several aspects of accounting for share-based payment transactions as follows:

Accounting for Income Taxes

Under current accounting guidance, if the deduction for a share-based payment award for tax purposes exceeds, or is less than, the compensation cost recognized for financial reporting purposes, the resulting excess tax benefit, or tax deficiency, is reported as part of additional paid-in capital.  Under the updated guidance, these excess tax benefits, or tax deficiencies, are reported as part of income tax expense or benefit in the income statement. The updated guidance also removes the requirement to delay recognition of any excess tax benefit when there are no current taxes payable to which the benefit would be applied.  The tax-related cash flows resulting from share-based payments are to be included with other income tax cash flows as an operating activity rather than being reported separately as a financing activity.

Forfeitures

The updated guidance permits an entity to make an accounting policy election to either account for forfeitures when they occur or continue to apply the current method of accruing the compensation cost based on the number of awards that are expected to vest.

Minimum Statutory Tax Withholding Requirements

The updated guidance changes the threshold amount an entity can withhold for taxes when settling an equity award and still qualify for equity classification. A company can withhold up to the maximum statutory tax rates in the employees’ applicable jurisdiction rather than withholding up to the employers’ minimum statutory withholding requirement. The update also clarifies that all cash payments made to taxing authorities on behalf of employees for withheld shares are to be presented in financing activities on the statement of cash flows.

Transition

The updated guidance is effective for reporting periods beginning after December 15, 2016.  Early adoption is permitted in any interim period; if early adoption is elected, the entity must adopt all of the amendments in the same reporting period and reflect any adjustments as of the beginning of the fiscal year.

The Company adopted the updated guidance effective January 1, 2016.  With respect to the forfeiture accounting policy election, the Company elected to retain its policy of accruing the compensation cost based on the number of awards that are expected to vest. The adoption did not result in any cumulative effect adjustments or restatement and did not have a material effect on the Company’s results of operations, financial position or liquidity.

Accounting Policies, Investments [Policy Text Block]

Investments

Fixed Maturity and Equity Securities

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements, are classified as available for sale and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to other comprehensive income. Equity securities, which include public common and non-redeemable preferred stocks, are classified as available for sale and are reported at fair value with unrealized gains and losses, net of income taxes, charged or credited directly to other comprehensive income.

Real Estate Investments

The Company’s real estate investments include warehouses, office buildings and other commercial land and properties that are directly owned. Real estate is recorded on the purchase date at the purchase price, which generally represents fair value, and is supported by internal analysis or external appraisals that use discounted cash flow analyses and other acceptable valuation techniques.  Real estate held for investment purposes is subsequently carried at cost less accumulated depreciation.

Buildings are depreciated on a straight-line basis over the shorter of the expected useful life of the building or 39 years.  Real estate held for sale is carried at lower of cost or fair value, less estimated costs to sell.

Short-term Securities

Short-term securities have an original maturity of less than one year and are carried at amortized cost, which approximates fair value.

Other Investments

Investments in Private Equity Limited Partnerships, Hedge Funds and Real Estate Partnerships

The Company uses the equity method of accounting for investments in private equity limited partnerships, hedge funds and real estate partnerships.  The partnerships and the hedge funds generally report investments on their balance sheet at fair value.  The financial statements prepared by the investee are received by the Company on a lag basis, with the lag period generally dependent upon the type of underlying investments.  The private equity and real estate partnerships provide financial information quarterly which is generally available to investors, including the Company, within three to six months following the date of the reporting period.  The hedge funds provide financial information monthly, which is generally available to investors within one month following the date of the reporting period.  The Company regularly requests financial information from the partnerships prior to the receipt of the partnerships’ financial statements and records any material information obtained from these requests in its consolidated financial statements.

Other

Also included in other investments are non-public common equities, preferred equities and derivatives.  Non-public common equities and preferred equities are reported at fair value with changes in fair value, net of income taxes, charged or credited directly to other comprehensive income.  The Company’s derivative financial instruments are carried at fair value, with the changes in fair value reflected in the consolidated statement of income in net realized investment gains (losses).  For a further discussion of the derivatives used by the Company, see note 3.

Accounting Policies, Net Investment Income [Policy Text Block]

Net Investment Income

Investment income from fixed maturities is recognized based on the constant effective yield method which includes an adjustment for estimated principal pre-payments, if any. The effective yield used to determine amortization for fixed maturities subject to prepayment risk (e.g., asset-backed, loan-backed and structured securities) is recalculated and adjusted periodically based upon actual historical and/or projected future cash flows, which are obtained from a widely-accepted securities data provider.  The adjustments to the yield for highly rated prepayable fixed maturities are accounted for using the retrospective method.  The adjustments to the yield for non-highly rated prepayable fixed maturities are accounted for using the prospective method.  Dividends on equity securities (including those with transfer restrictions) are recognized in income when declared.  Rental income on real estate is recognized on a straight-line basis over the lease term.  See the section titled: Real Estate in note 3 for further discussion.  Investments in private equity limited partnerships, hedge funds, real estate partnerships and joint ventures are accounted for using the equity method of accounting, whereby the Company’s share of the investee’s earnings or losses in the fund is reported in net investment income.

Accrual of income is suspended on non-securitized fixed maturities that are in default, or on which it is likely that future payments will not be made as scheduled.  Interest income on investments in default is recognized only when payments are received.  Investments included in the consolidated balance sheet that were not income-producing for the preceding 12 months were not material.

For fixed maturities where the Company records an other-than-temporary impairment, a determination is made as to the cause of the impairment and whether the Company expects a recovery in the value.  For fixed maturities where the Company expects a recovery in value, not necessarily to par, the constant effective yield method is utilized, and the investment is amortized to the expected recovery amount.

Accounting Policies, Investment Gains and Losses [Policy Text Block]

Investment Gains and Losses

Net realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Included in net realized investment gains (losses) are other-than-temporary impairment losses on invested assets other than those investments accounted for using the equity method of accounting as described in the “Investment Impairments” section that follows.

Accounting Policies, Investment Impairments [Policy Text Block]

Investment Impairments

The Company conducts a periodic review to identify and evaluate invested assets having other-than-temporary impairments.  Some of the factors considered in identifying other-than-temporary impairments include: (1) for fixed maturity investments, whether the Company intends to sell the investment or whether it is more likely than not that the Company will be required to sell the investment prior to an anticipated recovery in value; (2) for non-fixed maturity investments, the Company’s ability and intent to retain the investment for a reasonable period of time sufficient to allow for an anticipated recovery in value; (3) the likelihood of the recoverability of principal and interest for fixed maturity securities (i.e., whether there is a credit loss) or cost for equity securities; (4) the length of time and extent to which the fair value has been less than amortized cost for fixed maturity securities or cost for equity securities; and (5) the financial condition, near-term and long-term prospects for the issuer, including the relevant industry conditions and trends, and implications of rating agency actions and offering prices.

Other-Than-Temporary Impairments of Fixed Maturities and Equity Securities

For fixed maturity investments that the Company does not intend to sell or for which it is more likely than not that the Company would not be required to sell before an anticipated recovery in value, the Company separates the credit loss component of the impairment from the amount related to all other factors and reports the credit loss component in net realized investment gains (losses).  The impairment related to all other factors is reported in other comprehensive income.

For equity securities (including public common and non-redeemable preferred stock) and for fixed maturity investments the Company intends to sell or for which it is more likely than not that the Company will be required to sell before an anticipated recovery in value, the full amount of the impairment is included in net realized investment gains (losses).

Upon recognizing an other-than-temporary impairment, the new cost basis of the investment is the previous amortized cost basis less the other-than-temporary impairment recognized in net realized investment gains (losses).  The new cost basis is not adjusted for any subsequent recoveries in fair value; however, for fixed maturity investments the difference between the new cost basis and the expected cash flows is accreted on a quarterly basis to net investment income over the remaining expected life of the investment.

Determination of Credit Loss — Fixed Maturities

The Company determines the credit loss component of fixed maturity investments by utilizing discounted cash flow modeling to determine the present value of the security and comparing the present value with the amortized cost of the security.  If the amortized cost is greater than the present value of the expected cash flows, the difference is considered a credit loss and recognized in net realized investment gains (losses).

For non-structured fixed maturities (U.S. Treasury securities, obligations of U.S. government and government agencies and authorities, obligations of states, municipalities and political subdivisions, debt securities issued by foreign governments and certain corporate debt), the estimate of expected cash flows is determined by projecting a recovery value and a recovery time frame and assessing whether further principal and interest will be received.  The determination of recovery value incorporates an issuer valuation assumption utilizing one or a combination of valuation methods as deemed appropriate by the Company.  The Company determines the undiscounted recovery value by allocating the estimated value of the issuer to the Company’s assessment of the priority of claims.  The present value of the cash flows is determined by applying the effective yield of the security at the date of acquisition (or the most recent implied rate used to accrete the security if the implied rate has changed as a result of a previous impairment) and an estimated recovery time frame.  Generally, that time frame for securities for which the issuer is in bankruptcy is 12 months.  For securities for which the issuer is financially troubled but not in bankruptcy, that time frame is generally 24 months.  Included in the present value calculation are expected principal and interest payments; however, for securities for which the issuer is classified as bankrupt or in default, the present value calculation assumes no interest payments and a single recovery amount.

In estimating the recovery value, significant judgment is involved in the development of assumptions relating to a myriad of factors related to the issuer including, but not limited to, revenue, margin and earnings projections, the likely market or liquidation values of assets, potential additional debt to be incurred pre- or post-bankruptcy/restructuring, the ability to shift existing or new debt to different priority layers, the amount of restructuring/bankruptcy expenses, the size and priority of unfunded pension obligations, litigation or other contingent claims, the treatment of intercompany claims and the likely outcome with respect to inter-creditor conflicts.

For structured fixed maturity securities (primarily residential and commercial mortgage-backed securities and asset-backed securities), the Company estimates the present value of the security by projecting future cash flows of the assets underlying the securitization, allocating the flows to the various tranches based on the structure of the securitization and determining the present value of the cash flows using the effective yield of the security at the date of acquisition (or the most recent implied rate used to accrete the security if the implied rate has changed as a result of a previous impairment or changes in expected cash flows).  The Company incorporates levels of delinquencies, defaults and severities as well as credit attributes of the remaining assets in the securitization, along with other economic data, to arrive at its best estimate of the parameters applied to the assets underlying the securitization.  In order to project cash flows, the following assumptions are applied to the assets underlying the securitization: (1) voluntary prepayment rates, (2) default rates and (3) loss severity.  The key assumptions made for the Prime, Alt-A and first-lien Sub-Prime mortgage-backed securities at December 31, 2016 were as follows:

(at December 31, 2016)	Prime	Alt-A	Sub-Prime

Voluntary prepayment rates	0% - 35%	4% - 15%	3% - 12%
Percentage of remaining pool liquidated due to defaults	0% - 46%	20% - 73%	22% - 52%
Loss severity	30% - 65%	42% - 90%	75% - 110%

Real Estate Investments

On at least an annual basis, the Company obtains independent appraisals for substantially all of its real estate investments. In addition, the carrying value of all real estate investments is reviewed for impairment on a quarterly basis or when events or changes in circumstances indicate that the carrying amount may not be recoverable.  The review for impairment considers the valuation from the independent appraisal, when applicable, and incorporates an estimate of the undiscounted cash flows expected to result from the use and eventual disposition of the real estate property. An impairment loss is recognized if the expected future undiscounted cash flows are less than the carrying value of the real estate property.  The impairment loss is the amount by which the carrying amount exceeds fair value.

Other Investments

Investments in Private Equity Limited Partnerships, Hedge Funds and Real Estate Partnerships

The Company reviews its investments in private equity limited partnerships, hedge funds and real estate partnerships for impairment no less frequently than quarterly and monitors the performance throughout the year through discussions with the managers/general partners.  If the Company becomes aware of an impairment of a partnership’s investments at the balance sheet date prior to receiving the partnership’s financial statements, it will recognize an impairment by recording a reduction in the carrying value of the partnership with a corresponding charge to net investment income.

Changes in Intent to Sell Temporarily Impaired Assets

The Company may, from time to time, sell invested assets subsequent to the balance sheet date that it did not intend to sell at the balance sheet date.  Conversely, the Company may not sell invested assets that it asserted that it intended to sell at the balance sheet date.  Such changes in intent are due to events occurring subsequent to the balance sheet date.  The types of events that may result in a change in intent include, but are not limited to, significant changes in the economic facts and circumstances related to the invested asset (e.g., a downgrade or upgrade from a rating agency), significant unforeseen changes in liquidity needs, or changes in tax laws or the regulatory environment.

Accounting Policies, Securities Lending [Policy Text Block]

Securities Lending

The Company has engaged in securities lending activities from which it generates net investment income by lending certain of its investments to other institutions for short periods of time. Borrowers of these securities provide collateral equal to at least 102% of the market value of the loaned securities plus accrued interest. This collateral is held by a third-party custodian, and the Company has the right to access the collateral only in the event that the institution borrowing the Company’s securities is in default under the lending agreement. Therefore, the Company does not recognize the receipt of the collateral held by the third-party custodian or the obligation to return the collateral. The loaned securities remain a recorded asset of the Company.  The Company accepts only cash as collateral for securities on loan and restricts the manner in which that cash is invested.

Accounting Policies, Reinsurance Recoverables [Policy Text Block]

Reinsurance Recoverables

Amounts recoverable from reinsurers are estimated in a manner consistent with the associated claim liability. The Company reports its reinsurance recoverables net of an allowance for estimated uncollectible reinsurance recoverables. The allowance is based upon the Company’s ongoing review of amounts outstanding, length of collection periods, changes in reinsurer credit standing, disputes, applicable coverage defenses and other relevant factors.  Amounts deemed to be uncollectible, including amounts due from known insolvent reinsurers, are written off against the allowance for estimated uncollectible reinsurance recoverables. Any subsequent collections of amounts previously written off are reported as part of claims and claim adjustment expenses.  The Company evaluates and monitors the financial condition of its reinsurers under voluntary reinsurance arrangements to minimize its exposure to significant losses from reinsurer insolvencies.

Accounting Policies, Deferred Acquisition Costs [Policy Text Block]

Deferred Acquisition Costs

Incremental direct costs of acquired, new and renewal insurance contracts, consisting of commissions (other than contingent commissions) and premium-related taxes, are capitalized and charged to expense pro rata over the contract periods in which the related premiums are earned.  Deferred acquisition costs are reviewed to determine if they are recoverable from future income and, if not, are charged to expense. Future investment income attributable to related premiums is taken into account in measuring the recoverability of the carrying value of this asset. All other acquisition expenses are charged to operations as incurred.

Accounting Policies, Contractholder Receivables and Payables [Policy Text Block]

Contractholder Receivables and Payables

Under certain workers’ compensation insurance contracts with deductible features, the Company is obligated to pay the claimant for the full amount of the claim. The Company is subsequently reimbursed by the policyholder for the deductible amount. These amounts are included on a gross basis in the consolidated balance sheet in contractholder payables and contractholder receivables, respectively.

Accounting Policies, Goodwill and Other Intangible Assets [Policy Text Block]

Goodwill and Other Intangible Assets

The Company performs a review, on at least an annual basis, of goodwill held by the reporting units which are the Company’s three operating and reportable segments: Business Insurance; Bond & Specialty Insurance; and Personal Insurance.  The Company estimates the fair value of its reporting units and compares it to their carrying value, including goodwill.  If the carrying values of the reporting units were to exceed their fair value, the amount of the impairment would be calculated and goodwill adjusted accordingly.

The Company uses a discounted cash flow model to estimate the fair value of its reporting units.  The discounted cash flow model is an income approach to valuation that is based on a detailed cash flow analysis for deriving a current fair value of reporting units and is representative of the Company’s reporting units’ current and expected future financial performance.  The discount rate assumptions reflect the Company’s assessment of the risks inherent in the projected future cash flows and the Company’s weighted-average cost of capital, and are compared against available market data for reasonableness.

Other indefinite-lived intangible assets held by the Company are also reviewed for impairment on at least an annual basis.  The classification of the asset as indefinite-lived is reassessed and an impairment is recognized if the carrying amount of the asset exceeds its fair value.

Intangible assets that are deemed to have a finite useful life are amortized over their useful lives.  The carrying amount of intangible assets with a finite useful life is regularly reviewed for indicators of impairment in value.  Impairment is recognized only if the carrying amount of the intangible asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and the fair value of the asset.

As a result of the reviews performed for the years ended December 31, 2016, 2015 and 2014, the Company determined that the estimated fair value substantially exceeded the respective carrying value of its reporting units for those years and that goodwill was not impaired.  The Company also determined during its reviews for each year that its other indefinite-lived intangible assets and finite-lived intangible assets were not impaired.

Accounting Policies, Claims and Claim Adjustment Expense Reserves [Policy Text Block]

Claims and Claim Adjustment Expense Reserves

Claims and claim adjustment expense reserves represent estimates for the ultimate cost of unpaid reported and unreported claims incurred and related expenses. The reserves are adjusted regularly based upon experience. Included in the claims and claim adjustment expense reserves in the consolidated balance sheet are reserves for long-term disability and annuity claim payments, primarily arising from workers’ compensation insurance and workers’ compensation excess insurance policies, that are discounted to the present value of estimated future payments.

The Company performs a continuing review of its claims and claim adjustment expense reserves, including its reserving techniques and the impact of reinsurance. The reserves are also reviewed regularly by qualified actuaries employed by the Company.  Since the reserves are based on estimates, the ultimate liability may be more or less than such reserves. The effects of changes in such estimated reserves are included in the results of operations in the period in which the estimates are changed. Such changes in estimates could occur in a future period and may be material to the Company’s results of operations and financial position in such period.

Accounting Policies, Other Liabilities [Policy Text Block]

Other Liabilities

Included in other liabilities in the consolidated balance sheet is the Company’s estimate of its liability for guaranty fund and other insurance-related assessments. The liability for expected state guaranty fund and other premium-based assessments is recognized as the Company writes or becomes obligated to write or renew the premiums on which the assessments are expected to be based.  The liability for loss-based assessments is recognized as the related losses are incurred. At December 31, 2016 and 2015, the Company had a liability of $242 million and $241 million, respectively, for guaranty fund and other insurance-related assessments and related recoverables of $16 million and $18 million, respectively.  The liability for such assessments and the related recoverables are not discounted for the time value of money. The loss-based assessments are expected to be paid over a period ranging from one year to the life expectancy of certain workers’ compensation claimants and the recoveries are expected to occur over the same period of time.

Also included in other liabilities is an accrual for policyholder dividends. Certain insurance contracts, primarily workers’ compensation, are participating whereby dividends are paid to policyholders in accordance with contract provisions. Net written premiums for participating dividend policies were approximately 1%, 2% and 1% of total net written premiums for the years ended December 31, 2016, 2015 and 2014, respectively.  Policyholder dividends are accrued against earnings using best available estimates of amounts to be paid.  The liability accrued for policyholder dividends totaled $62 million and $57 million at December 31, 2016 and 2015, respectively.

Accounting Policies, Treasury Stock [Policy Text Block]

Treasury Stock

The cost of common stock repurchased by the Company is reported as treasury stock and represents authorized and unissued shares of the Company under the Minnesota Business Corporation Act.

Accounting Policies, Statutory Accounting Practices [Policy Text Block]

Statutory Accounting Practices

The Company’s U.S. insurance subsidiaries, domiciled principally in the State of Connecticut, are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. The State of Connecticut requires insurers domiciled in Connecticut to prepare their statutory financial statements in accordance with National Association of Insurance Commissioners’ (NAIC) statutory accounting practices.

Permitted statutory accounting practices are those practices that differ either from state-prescribed statutory accounting practices or NAIC statutory accounting practices.

The Company does not apply any statutory accounting practices that would be considered a prescribed or permitted statutory accounting practice that differs from NAIC statutory accounting practices.

The Company’s non-U.S. insurance subsidiaries file financial statements prepared in accordance with the regulatory reporting requirements of their respective local jurisdiction.

Accounting Policies, Premiums and Unearned Premium Reserves [Policy Text Block]

Premiums and Unearned Premium Reserves

Premiums are recognized as revenues pro rata over the policy period. Unearned premium reserves represent the unexpired portion of policy premiums. Accrued retrospective premiums are included in premium balances receivable. Premium balances receivable are reported net of an allowance for estimated uncollectible premium amounts.

Ceded premiums are charged to income over the applicable term of the various reinsurance contracts with third party reinsurers. Prepaid reinsurance premiums represent the unexpired portion of premiums ceded to reinsurers and are reported as part of other assets.

Accounting Policies, Fee Income [Policy Text Block]	Fee Income Fee income includes servicing fees from carriers and revenues from large deductible policies and service contracts and is recognized pro rata over the contract or policy periods.
Accounting Policies, Other Revenues [Policy Text Block]

Other Revenues

Other revenues include revenues from premium installment charges, which are recognized as collected, revenues of noninsurance subsidiaries other than fee income and gains and losses on dispositions of assets and redemption of debt, and other miscellaneous revenues, including a gain recognized as a result of the settlement of a reinsurance dispute.

Accounting Policies, Income Taxes [Policy Text Block]

Income Taxes

The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between the financial statement and tax return bases of assets and liabilities, based on enacted tax rates and other provisions of the tax law. The effect of a change in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

Accounting Policies, Foreign Currency Translation [Policy Text Block]

Foreign Currency Translation

The Company assigns functional currencies to its foreign operations, which are generally the currencies of the local operating environment. Foreign currency amounts are remeasured to the functional currency, and the resulting foreign exchange gains or losses are reflected in earnings. Functional currency amounts are then translated into U.S. dollars. The foreign currency remeasurement and translation are calculated using current exchange rates for items reported in the balance sheets and average exchange rates for items recorded in earnings.  The change in unrealized foreign currency translation gain or loss during the year, net of tax, is a component of other comprehensive income.

Accounting Policies, Share-Based Compensation [Policy Text Block]

Share-Based Compensation

The Company has an employee stock incentive compensation plan that permits grants of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, deferred stock, stock units, performance awards and other share-based or share-denominated awards with respect to the Company’s common stock.

Compensation cost is measured based on the grant-date fair value of an award, utilizing the assumptions discussed in note 13.  Compensation cost is recognized for financial reporting purposes over the period in which the employee is required to provide service in exchange for the award (generally the vesting period).  In connection with certain share-based awards, participants are entitled to receive dividends during the vesting period, either in cash or dividend equivalent shares, commensurate with the dividends paid to common shareholders.  Dividends and dividend equivalent shares on awards that are expected to vest are recorded in retained earnings.  Dividends paid on awards that are not expected to vest as part of the Company’s forfeiture estimate are recorded as compensation expense.